Related Party Transactions - Schedule of Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Short term	$ 41	$ 41	$ 41	$ 40	$ 41	$ 183
Long term	0	5,201	$ 4,245	$ 4,246	$ 4,245	4,150
Total TRA liability recognized	$ 41	$ 5,242				$ 4,333